Common Stock - Additional Information (Details) - $ / shares	1 Months Ended	3 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Jun. 14, 2021	Mar. 31, 2021	Dec. 31, 2019	May 31, 2019	Dec. 31, 2016	May 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Capital stock, shares authorized (in shares)		304,672,982		304,672,982
Capital stock, par value (in dollars per share)		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)		175,100,000		175,100,000	170,000,000
Convertible preferred stock, shares authorized (in shares)		129,572,982		129,572,982	129,572,982
Common stock, shares issued (in shares)		6,361,952		6,996,135	4,400,247
Common stock, shares outstanding (in shares)		6,361,952		6,996,135	4,400,247
Subsequent event
Class of Warrant or Right [Line Items]
Capital stock, shares authorized (in shares)			510,000,000
Capital stock, par value (in dollars per share)			$ 0.0001
Common stock, shares authorized (in shares)			500,000,000
Convertible preferred stock, shares authorized (in shares)			10,000,000
Common stock, shares issued (in shares)			206,908,873
Common stock, shares outstanding (in shares)			206,908,873
Convertible note warrants
Class of Warrant or Right [Line Items]
Warrant to purchase shares of stock (in shares)	5,112,086
Exercise price of warrants (in dollars per share)	$ 0.01
QIPO within period	5 years
Warrants term	7 years
Convertible note warrants | Subsequent event
Class of Warrant or Right [Line Items]
Warrant to purchase shares of stock (in shares)			1,278,020
Exercise price of warrants (in dollars per share)			$ 0.01
Hercules warrant
Class of Warrant or Right [Line Items]
Warrant to purchase shares of stock (in shares)						36,630	79,587	79,587	397,932
Exercise price of warrants (in dollars per share)						$ 5.46		$ 3.45536	$ 3.45536
Warrants term		10 years				10 years
Warrants to purchase common stock
Class of Warrant or Right [Line Items]
Warrants expired (in shares)		80,000